Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB BOND FUND, INC.
Entity Central Index Key	0000003794
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000226939
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Credit Portfolio
Class Name	Class A
Trading Symbol	STHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Credit Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/STHAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/STHAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[1]
AssetsNet	$ 284,896,602
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 621,161
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$284,896,602
# of Portfolio Holdings	275
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net)	$621,161

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Investment Grade	95.0%
Corporates - Non-Investment Grade	1.2%
Supranationals	0.6%
Governments - Sovereign Bonds	0.4%
Emerging Markets - Corporate Bonds	0.1%
Local Governments - US Municipal Bonds	0.0%
Short-Term Investments	1.0%
Other assets less liabilities	1.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	68.2%
United Kingdom	7.7%
France	3.5%
Germany	2.7%
Spain	2.4%
Italy	2.4%
Canada	2.2%
Japan	2.2%
Switzerland	1.5%
Netherlands	1.2%
Portugal	0.7%
Chile	0.6%
Sweden	0.3%
Others	1.7%
Short-Term Investments	1.0%
Other assets less liabilities	1.7%
Total	100.0%

C000226937
Shareholder Report [Line Items]
Fund Name	AB Sustainable Thematic Credit Portfolio
Class Name	Advisor Class
Trading Symbol	STHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable Thematic Credit Portfolio (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/STHYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/STHYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[2]
AssetsNet	$ 284,896,602
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 621,161
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$284,896,602
# of Portfolio Holdings	275
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (Net)	$621,161

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Investment Grade	95.0%
Corporates - Non-Investment Grade	1.2%
Supranationals	0.6%
Governments - Sovereign Bonds	0.4%
Emerging Markets - Corporate Bonds	0.1%
Local Governments - US Municipal Bonds	0.0%
Short-Term Investments	1.0%
Other assets less liabilities	1.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	68.2%
United Kingdom	7.7%
France	3.5%
Germany	2.7%
Spain	2.4%
Italy	2.4%
Canada	2.2%
Japan	2.2%
Switzerland	1.5%
Netherlands	1.2%
Portugal	0.7%
Chile	0.6%
Sweden	0.3%
Others	1.7%
Short-Term Investments	1.0%
Other assets less liabilities	1.7%
Total	100.0%

[1]	Annualized
[2]	Annualized